CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and due from banks	$ 2,708,958	$ 4,440,684
Interest-bearing deposits in banks	23,321,793	3,413,154
Federal funds sold	11,589,000	9,187,000
Securities available for sale	16,354,872	17,393,729
Restricted equity securities, at cost	1,892,300	2,080,600
Loans, net of unearned income	260,853,419	239,058,580
Less allowance for loan losses	2,816,182	2,849,182
Loans, net	258,037,237	236,209,398
Premises and equipment, net	1,089,825	830,733
Cash surrender value of life insurance	7,451,381	7,250,234
Foreclosed assets	800,300	1,626,500
Deferred tax assets, net	2,556,795	3,282,664
Other assets	1,834,145	1,084,348
Total assets	327,636,606	286,799,044
Deposits:
Noninterest-bearing	67,171,224	67,777,110
Interest-bearing	185,887,843	141,758,238
Deposits	253,059,067	209,535,348
Securities sold under repurchase agreements	6,241,864	6,013,744
Other borrowings	33,000,000	38,000,000
Subordinated debentures	1,657,000	1,657,000
Other liabilities	1,658,184	1,878,052
Total liabilities	295,616,115	257,084,144
Commitments and contingencies
Stockholders' equity:
Series A Preferred stock, no par value; 7,500 shares authorized, 5,891 issued and outstanding	5,891,000	5,891,000
Common stock, no par value; 30,000,000 shares authorized, 5,024,374 issued	33,974,579	33,974,579
Accumulated deficit	(7,962,661)	(9,812,761)
Accumulated other comprehensive income (loss)	167,567	(287,924)
Less cost of treasury stock (3,571 shares)	(49,994)	(49,994)
Total stockholders' equity	32,020,491	29,714,900
Total liabilities and stockholders' equity	$ 327,636,606	$ 286,799,044